Subsequent Events (Details Textual) (Subsequent Event [Member], USD $)	1 Months Ended
Mar. 31, 2014
Subsequent Event [Member]
Subsequent Event [Line Items]
Repayments of Debt	$ 7,300,000
Subscription Agreement With Affiliate, Number Shares Issued	95,693
Subscription Agreement With Affiliate, Value Of Shares Issued	$ 1,000,000
Subscription Agreement With Affiliate, Par Value Of Shares Issued	$ 10.45